Label	Element	Value
ARK Autonomous Technology & Robotics ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Autonomous Technology & Robotics ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARK Autonomous Technology & Robotics ETF’s (“Fund”) investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of autonomous technology and robotics companies that are relevant to the Fund’s investment theme of disruptive innovation.
Autonomous technology and robotics companies are companies that the Adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation in automation and manufacturing (“Automation Transformation Companies”), transportation, energy (“Energy Transformation Companies”), artificial intelligence (“Artificial Intelligence Companies”) and materials. These types of companies are described below:
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Automation Transformation Companies.   Companies that the Adviser believes are focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor, such as transportation through an emphasis on mobility as a service, or the use of robotics to perform other functions, activities or processes.

•
Energy Transformation Companies.   Companies that the Adviser believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas; and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

•
Artificial Intelligence Companies.   Companies that the Adviser considers to be Artificial Intelligence (“AI”) Companies include a company that: (i) designs, creates, integrates, or delivers robotics, autonomous technology, and/or AI in the form of products, software, or systems; (ii) develops the building block components for robotics, autonomous technology, or AI, such as advanced machinery, semiconductors and databases used for machine learning; (iii) provides its own value-added services on top of such building block components, but are not core to the company’s product or service offering; and/or (iv) develops computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.
The Adviser’s process for identifying Automation Transformation Companies, Energy Transformation Companies and Artificial Intelligence Companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the Adviser uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.
Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund currently intends to use only American Depositary Receipts (“ADRs”) when purchasing foreign securities.
The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in groups of industries in the industrials or information technology sectors, although it will not concentrate in any specific industry. The Fund may invest in foreign securities (including investments in ADRs and Global Depositary Receipts (“GDRs”)) and securities listed on local foreign exchanges.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of autonomous technology and robotics companies that are relevant to the Fund’s investment theme of disruptive innovation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.
Concentration Risk.   The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector or (ii) information technology sector. However, the Fund will not concentrate in any specific industry. To the extent that the Fund continues to be concentrated in groups of industries in the industrials sector or the information technology sector, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the “Industrials Sector Risk” and “Information Technology Sector Risk” disclosures below.
Consumer Discretionary Risk.   The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.
Currency Risk.   Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cyber Security Risk.   As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Depositary Receipts Risk.   ADRs and GDRs are securities typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States.
Disruptive Innovation Risk.    Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.
Emerging Market Securities Risk.    Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Equity Securities Risk.   The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.
Foreign Securities Risk.   The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund normally will not hedge any foreign currency exposure.
Industrials Sector Risk.   The industrials sector includes companies engaged in aerospace and defense, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.
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Aerospace and Defense Company Risk.    Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.

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Professional Services Company Risk.    Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part on attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect a professional services company’s operating results through pricing pressure and loss of market share.

Information Technology Sector Risk.   The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.
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Internet Company Risk.   Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an

Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
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Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

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Software Industry Risk.   The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.   Because certain of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.
Issuer Risk.   Because the Fund may invest in approximately 35 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.
Large-Capitalization Companies Risk.   Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.
Management Risk.   As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Market Risk.   The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures (including exchanges of the Fund’s underlying securities), infectious disease outbreaks or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Market Trading Risk.   The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares due to market stress, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Micro-Capitalization Companies Risk.   Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Diversified Risk.   The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Small- and Medium-Capitalization Companies Risk.   Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (212) 426-7040.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(212) 426-7040
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://ark-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date total return as of October 31, 2020 was 55.20%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	17.29%	12/31/2019
Lowest Return	-15.76%	12/31/2018

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	55.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.76%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2019
ARK Autonomous Technology & Robotics ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.06%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
ARK Autonomous Technology & Robotics ETF | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2015	rr_AnnualReturn2015	(2.27%)
Annual Return 2016	rr_AnnualReturn2016	14.74%
Annual Return 2017	rr_AnnualReturn2017	52.41%
Annual Return 2018	rr_AnnualReturn2018	(7.57%)
Annual Return 2019	rr_AnnualReturn2019	25.95%
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.67%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.95%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.38%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.32%	[1],[3]
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.36%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.75%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.89%	[1],[3]

[1]	The Fund commenced operations on September 30, 2014.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.